LOANS, NET (Details 4) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Outstanding loans -
Direct loans, gross	S/ 106,841,003	S/ 96,744,000
Internal overdue loans -
Internal overdue loans and under legal collection loans	3,119,621	3,020,914
Direct gross loans	109,960,624	99,764,914
Up to 1 year [Member]
Outstanding loans -
Direct loans, gross	49,219,931	38,052,430
From 1 to 3 years [Member]
Outstanding loans -
Direct loans, gross	25,763,021	20,167,475
From 3 to 5 years [Member]
Outstanding loans -
Direct loans, gross	10,300,621	12,082,996
Over 5 years
Outstanding loans -
Direct loans, gross	21,557,430	26,441,099
Overdue 90 days [Member]
Internal overdue loans -
Internal overdue loans and under legal collection loans	635,893	639,329
Over 90 days [Member]
Internal overdue loans -
Internal overdue loans and under legal collection loans	S/ 2,483,728	S/ 2,381,585